Schedule of Investments (unaudited)
March 31, 2026
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 Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Corporate Bonds & Notes — 34.0%
Communication Services — 4.5%
Diversified Telecommunication Services — 1.5%
AT&T Inc., Senior Notes	2.300%	6/1/27	$2,930,000	$2,864,760
AT&T Inc., Senior Notes	2.250%	2/1/32	2,390,000	2,088,744
AT&T Inc., Senior Notes	2.550%	12/1/33	1,740,000	1,473,176
AT&T Inc., Senior Notes	5.375%	8/15/35	60,000	60,801
AT&T Inc., Senior Notes	5.350%	9/1/40	640,000	616,843
AT&T Inc., Senior Notes	5.550%	8/15/41	980,000	949,298
AT&T Inc., Senior Notes	4.350%	6/15/45	1,300,000	1,051,180
AT&T Inc., Senior Notes	3.500%	9/15/53	1,481,000	971,870
AT&T Inc., Senior Notes	3.550%	9/15/55	871,000	566,896
NTT Finance Corp., Senior Notes	4.620%	7/16/28	600,000	602,379 (a)
NTT Finance Corp., Senior Notes	4.876%	7/16/30	1,840,000	1,852,177 (a)
NTT Finance Corp., Senior Notes	5.171%	7/16/32	3,230,000	3,254,544 (a)
Verizon Communications Inc., Senior Notes	3.875%	2/8/29	578,000	572,586
Verizon Communications Inc., Senior Notes	3.150%	3/22/30	1,160,000	1,105,109
Verizon Communications Inc., Senior Notes	4.500%	8/10/33	1,718,000	1,667,108
Verizon Communications Inc., Senior Notes	4.780%	2/15/35	2,711,000	2,624,902
Verizon Communications Inc., Senior Notes	5.250%	3/16/37	1,767,000	1,746,649
Verizon Communications Inc., Senior Notes	2.650%	11/20/40	60,000	42,145
Verizon Communications Inc., Senior Notes	3.400%	3/22/41	1,400,000	1,075,641
Verizon Communications Inc., Senior Notes	3.850%	11/1/42	416,000	331,894
Verizon Communications Inc., Senior Notes	5.500%	3/16/47	564,000	532,486
Verizon Communications Inc., Senior Notes	4.000%	3/22/50	50,000	37,789
Total Diversified Telecommunication Services				26,088,977
Entertainment — 0.1%
Discovery Global Holdings Inc., Senior Notes	3.755%	3/15/27	471,000	465,485
Walt Disney Co., Senior Notes	6.650%	11/15/37	1,660,000	1,868,823
Total Entertainment				2,334,308
Interactive Media & Services — 0.9%
Alphabet Inc., Senior Notes	3.700%	2/15/29	890,000	882,537
Alphabet Inc., Senior Notes	4.100%	2/15/31	360,000	357,577
Alphabet Inc., Senior Notes	4.400%	2/15/33	240,000	237,080
Alphabet Inc., Senior Notes	4.500%	5/15/35	490,000	482,130
Alphabet Inc., Senior Notes	4.700%	11/15/35	1,130,000	1,116,860
Alphabet Inc., Senior Notes	4.800%	2/15/36	580,000	577,740
Alphabet Inc., Senior Notes	5.350%	11/15/45	240,000	234,810
Alphabet Inc., Senior Notes	5.500%	2/15/46	1,000,000	992,560
Alphabet Inc., Senior Notes	5.250%	5/15/55	660,000	623,673
Alphabet Inc., Senior Notes	5.650%	2/15/56	970,000	967,573
Alphabet Inc., Senior Notes	5.300%	5/15/65	720,000	667,012
Meta Platforms Inc., Senior Notes	4.600%	11/15/32	3,360,000	3,328,172
Meta Platforms Inc., Senior Notes	4.750%	8/15/34	740,000	732,207
Meta Platforms Inc., Senior Notes	4.875%	11/15/35	860,000	844,038
Meta Platforms Inc., Senior Notes	5.500%	11/15/45	1,140,000	1,079,530
Meta Platforms Inc., Senior Notes	5.625%	11/15/55	960,000	900,538
See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2026
 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Interactive Media & Services — continued
Meta Platforms Inc., Senior Notes	5.750%	11/15/65	$1,880,000	$1,747,522
Total Interactive Media & Services				15,771,559
Media — 1.2%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.200%	3/15/28	1,716,000	1,701,640
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.050%	3/30/29	3,097,000	3,113,288
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.400%	4/1/33	2,190,000	2,048,621
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.550%	6/1/34	800,000	830,999
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	4/1/38	1,337,000	1,199,212
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.484%	10/23/45	614,000	566,628
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.750%	4/1/48	497,000	414,815
Comcast Corp., Senior Notes	4.250%	10/15/30	4,017,000	3,975,123
Comcast Corp., Senior Notes	3.900%	3/1/38	1,780,000	1,529,606
Comcast Corp., Senior Notes	3.750%	4/1/40	1,780,000	1,444,071
Fox Corp., Senior Notes	5.476%	1/25/39	1,170,000	1,132,369
Time Warner Cable LLC, Senior Secured Notes	6.550%	5/1/37	1,091,000	1,100,793
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	403,000	421,984
Time Warner Cable LLC, Senior Secured Notes	6.750%	6/15/39	985,000	978,193
Time Warner Cable LLC, Senior Secured Notes	5.875%	11/15/40	1,008,000	914,330
Time Warner Cable LLC, Senior Secured Notes	5.500%	9/1/41	18,000	15,528
Total Media				21,387,200
Wireless Telecommunication Services — 0.8%
T-Mobile USA Inc., Senior Notes	3.750%	4/15/27	1,330,000	1,322,019
T-Mobile USA Inc., Senior Notes	3.875%	4/15/30	4,180,000	4,071,914
T-Mobile USA Inc., Senior Notes	2.250%	11/15/31	4,130,000	3,631,285
T-Mobile USA Inc., Senior Notes	5.150%	4/15/34	2,170,000	2,187,104
T-Mobile USA Inc., Senior Notes	4.375%	4/15/40	1,090,000	958,712
T-Mobile USA Inc., Senior Notes	3.000%	2/15/41	300,000	219,483
T-Mobile USA Inc., Senior Notes	3.300%	2/15/51	10,000	6,551
T-Mobile USA Inc., Senior Notes	5.875%	11/15/55	930,000	907,519
Total Wireless Telecommunication Services				13,304,587

Total Communication Services				78,886,631
Consumer Discretionary — 2.4%
Automobiles — 0.1%
Ford Motor Co., Senior Notes	6.100%	8/19/32	1,020,000	1,028,988
General Motors Co., Senior Notes	5.600%	10/15/32	790,000	809,161
General Motors Financial Co. Inc., Senior Notes	4.350%	1/17/27	539,000	538,344
Total Automobiles				2,376,493
Broadline Retail — 0.7%
Amazon.com Inc., Senior Notes	4.100%	11/20/30	2,910,000	2,877,104
Amazon.com Inc., Senior Notes	4.250%	3/13/31	600,000	595,713
See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2026 Quarterly Report

 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Broadline Retail — continued
Amazon.com Inc., Senior Notes	4.550%	3/13/33	$570,000	$564,680
Amazon.com Inc., Senior Notes	4.350%	3/20/33	680,000	667,898
Amazon.com Inc., Senior Notes	4.650%	11/20/35	860,000	843,595
Amazon.com Inc., Senior Notes	4.875%	3/13/36	610,000	604,676
Amazon.com Inc., Senior Notes	3.875%	8/22/37	1,185,000	1,067,046
Amazon.com Inc., Senior Notes	5.650%	3/13/46	630,000	628,193
Amazon.com Inc., Senior Notes	5.800%	3/13/56	510,000	509,950
Amazon.com Inc., Senior Notes	5.950%	3/13/66	860,000	863,474
Prosus NV, Senior Notes	4.027%	8/3/50	5,510,000	3,694,005 (a)
Total Broadline Retail				12,916,334
Hotels, Restaurants & Leisure — 1.4%
Las Vegas Sands Corp., Senior Notes	5.625%	6/15/28	2,330,000	2,360,804
Las Vegas Sands Corp., Senior Notes	6.000%	8/15/29	1,950,000	2,004,708
Las Vegas Sands Corp., Senior Notes	6.000%	6/14/30	530,000	545,393
McDonald’s Corp., Senior Notes	3.600%	7/1/30	30,000	29,160
McDonald’s Corp., Senior Notes	4.200%	4/1/50	2,880,000	2,271,783
Royal Caribbean Cruises Ltd., Senior Notes	5.625%	9/30/31	1,590,000	1,606,064 (a)
Royal Caribbean Cruises Ltd., Senior Notes	6.000%	2/1/33	1,370,000	1,384,025 (a)
Royal Caribbean Cruises Ltd., Senior Notes	4.750%	5/15/33	770,000	743,703
Royal Caribbean Cruises Ltd., Senior Notes	5.250%	2/27/38	370,000	352,139
Sands China Ltd., Senior Notes	5.400%	8/8/28	5,145,000	5,186,767
Sands China Ltd., Senior Notes	2.850%	3/8/29	4,690,000	4,419,326
Sands China Ltd., Senior Notes	4.375%	6/18/30	4,520,000	4,364,417
Total Hotels, Restaurants & Leisure				25,268,289
Specialty Retail — 0.2%
Home Depot Inc., Senior Notes	2.700%	4/15/30	1,370,000	1,289,301
Home Depot Inc., Senior Notes	3.300%	4/15/40	910,000	727,659
Lowe’s Cos. Inc., Senior Notes	4.500%	4/15/30	530,000	530,710
Total Specialty Retail				2,547,670

Total Consumer Discretionary				43,108,786
Consumer Staples — 1.2%
Beverages — 0.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.900%	2/1/46	1,945,000	1,753,888
Consumer Staples Distribution & Retail — 0.1%
Kroger Co., Senior Notes	5.000%	9/15/34	1,090,000	1,076,592
Food Products — 0.3%
JBS NV/JBS USA Foods Group Holdings Inc./JBS USA Food Co. Holdings, Senior Notes	5.625%	3/10/37	1,060,000	1,063,980 (a)(b)
Mars Inc., Senior Notes	3.200%	4/1/30	178,000	169,886 (a)
Mars Inc., Senior Notes	5.000%	3/1/32	390,000	394,733 (a)
Mars Inc., Senior Notes	5.200%	3/1/35	910,000	918,994 (a)
Mars Inc., Senior Notes	5.700%	5/1/55	2,860,000	2,790,652 (a)
Total Food Products				5,338,245
Personal Care Products — 0.0%††
Kenvue Inc., Senior Notes	4.900%	3/22/33	390,000	393,250
See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2026
 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Tobacco — 0.7%
Altria Group Inc., Senior Notes	4.800%	2/14/29	$1,309,000	$1,319,931
Altria Group Inc., Senior Notes	6.875%	11/1/33	2,860,000	3,168,607
Altria Group Inc., Senior Notes	5.800%	2/14/39	505,000	507,243
Altria Group Inc., Senior Notes	5.950%	2/14/49	44,000	42,690
BAT Capital Corp., Senior Notes	3.557%	8/15/27	325,000	321,539
BAT Capital Corp., Senior Notes	2.259%	3/25/28	1,730,000	1,661,137
BAT Capital Corp., Senior Notes	4.540%	8/15/47	837,000	680,171
BAT Capital Corp., Senior Notes	7.081%	8/2/53	280,000	309,697
BAT Capital Corp., Senior Notes	6.250%	8/15/55	610,000	617,606
Philip Morris International Inc., Senior Notes	4.875%	2/13/29	970,000	984,623
Philip Morris International Inc., Senior Notes	5.125%	2/13/31	910,000	931,466
Philip Morris International Inc., Senior Notes	5.250%	2/13/34	1,340,000	1,365,111
Philip Morris International Inc., Senior Notes	4.500%	3/20/42	296,000	258,972
Reynolds American Inc., Senior Notes	6.150%	9/15/43	300,000	302,412
Reynolds American Inc., Senior Notes	5.850%	8/15/45	910,000	881,867
Total Tobacco				13,353,072

Total Consumer Staples				21,915,047
Energy — 4.7%
Oil, Gas & Consumable Fuels — 4.7%
BP Capital Markets America Inc., Senior Notes	3.633%	4/6/30	1,060,000	1,031,324
BP Capital Markets America Inc., Senior Notes	3.000%	2/24/50	490,000	315,242
Cameron LNG LLC, Senior Secured Notes	2.902%	7/15/31	1,340,000	1,227,696 (a)
Cameron LNG LLC, Senior Secured Notes	3.302%	1/15/35	1,760,000	1,531,506 (a)
Cheniere Energy Partners LP, Senior Notes	5.550%	10/30/35	1,050,000	1,069,713
Columbia Pipelines Operating Co. LLC, Senior Notes	6.036%	11/15/33	1,040,000	1,096,271 (a)
Continental Resources Inc., Senior Notes	4.375%	1/15/28	1,105,000	1,097,893
Coterra Energy Inc., Senior Notes	3.900%	5/15/27	1,209,000	1,200,690
Coterra Energy Inc., Senior Notes	4.375%	3/15/29	2,150,000	2,142,483
Devon Energy Corp., Senior Notes	5.250%	10/15/27	196,000	196,078
Devon Energy Corp., Senior Notes	5.600%	7/15/41	810,000	784,396
Devon Energy Corp., Senior Notes	5.000%	6/15/45	248,000	217,966
Ecopetrol SA, Senior Notes	5.875%	5/28/45	5,355,000	3,946,905
El Paso Natural Gas Co. LLC, Senior Notes	8.375%	6/15/32	1,036,000	1,215,388
Energy Transfer LP, Senior Notes	5.500%	6/1/27	2,090,000	2,109,805
Energy Transfer LP, Senior Notes	3.750%	5/15/30	1,428,000	1,380,860
Energy Transfer LP, Senior Notes	5.550%	5/15/34	1,780,000	1,813,136
Energy Transfer LP, Senior Notes	5.400%	10/1/47	671,000	596,873
Energy Transfer LP, Senior Notes	6.250%	4/15/49	412,000	404,371
Enterprise Products Operating LLC, Senior Notes	4.150%	10/16/28	1,706,000	1,702,934
Enterprise Products Operating LLC, Senior Notes	4.850%	1/31/34	680,000	678,957
Enterprise Products Operating LLC, Senior Notes	6.650%	10/15/34	2,000,000	2,218,895
Enterprise Products Operating LLC, Senior Notes	7.550%	4/15/38	360,000	427,896
Enterprise Products Operating LLC, Senior Notes	4.800%	2/1/49	1,320,000	1,150,889
EOG Resources Inc., Senior Notes	3.900%	4/1/35	410,000	377,410
EQT Corp., Senior Notes	7.000%	2/1/30	2,160,000	2,311,675
Exxon Mobil Corp., Senior Notes	3.452%	4/15/51	590,000	420,629
See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2026 Quarterly Report

 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Oil, Gas & Consumable Fuels — continued
Florida Gas Transmission Co. LLC, Senior Notes	5.750%	7/15/35	$1,690,000	$1,734,764 (a)
Gulfstream Natural Gas System LLC, Senior Notes	5.600%	7/23/35	2,460,000	2,494,667 (a)
KazMunayGas National Co. JSC, Senior Notes	5.750%	4/19/47	11,173,000	10,414,367 (a)
Kinder Morgan Energy Partners LP, Senior Notes	7.300%	8/15/33	110,000	124,241
Kinder Morgan Energy Partners LP, Senior Notes	6.550%	9/15/40	620,000	664,514
Kinder Morgan Inc., Senior Notes	4.300%	3/1/28	2,690,000	2,687,642
MPLX LP, Senior Notes	4.800%	2/15/29	574,000	578,889
MPLX LP, Senior Notes	4.500%	4/15/38	388,000	348,840
MPLX LP, Senior Notes	5.200%	3/1/47	740,000	654,969
Occidental Petroleum Corp., Senior Notes	3.200%	8/15/26	1,830,000	1,821,520
Occidental Petroleum Corp., Senior Notes	3.000%	2/15/27	1,417,000	1,400,479
Occidental Petroleum Corp., Senior Notes	3.500%	8/15/29	2,109,000	2,022,700
Occidental Petroleum Corp., Senior Notes	7.875%	9/15/31	1,960,000	2,230,831
Occidental Petroleum Corp., Senior Notes	6.200%	3/15/40	576,000	588,706
ONEOK Inc., Senior Notes	5.550%	11/1/26	900,000	905,358
ONEOK Inc., Senior Notes	5.800%	11/1/30	1,220,000	1,270,157
ONEOK Inc., Senior Notes	6.050%	9/1/33	90,000	94,403
Pertamina Persero PT, Senior Notes	6.000%	5/3/42	2,714,000	2,619,138 (a)
Petroleos del Peru SA, Senior Notes	4.750%	6/19/32	5,477,000	4,346,903 (a)
Southern Natural Gas Co. LLC, Senior Notes	8.000%	3/1/32	1,265,000	1,446,153
Targa Resources Corp., Senior Notes	4.950%	4/15/52	1,210,000	1,014,173
Tennessee Gas Pipeline Co. LLC, Senior Notes	2.900%	3/1/30	1,100,000	1,031,016 (a)
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	3.250%	5/15/30	570,000	542,035
Viper Energy Partners LLC, Senior Notes	5.700%	8/1/35	930,000	937,817
Western Midstream Operating LP, Senior Notes	4.050%	2/1/30	2,380,000	2,311,922
Williams Cos. Inc., Senior Notes	3.750%	6/15/27	90,000	89,342
Williams Cos. Inc., Senior Notes	3.500%	11/15/30	1,140,000	1,083,833
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	1,745,000	1,951,262
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	1,015,000	1,205,942
Williams Cos. Inc., Senior Notes	5.150%	3/15/34	1,250,000	1,252,090

Total Energy				82,536,554
Financials — 10.4%
Banks — 7.1%
Banco Santander SA, Senior Notes	4.551%	11/6/30	2,600,000	2,563,874
Bank of America Corp., Senior Notes	5.000%	1/21/44	2,305,000	2,146,169
Bank of America Corp., Senior Notes (2.572% to 10/20/31 then SOFR + 1.210%)	2.572%	10/20/32	5,320,000	4,735,078 (c)
Bank of America Corp., Senior Notes (2.592% to 4/29/30 then SOFR + 2.150%)	2.592%	4/29/31	4,840,000	4,472,620 (c)
Bank of America Corp., Senior Notes (2.972% to 2/4/32 then SOFR + 1.330%)	2.972%	2/4/33	650,000	588,562 (c)
Bank of America Corp., Senior Notes (3.419% to 12/20/27 then 3 mo. Term SOFR + 1.302%)	3.419%	12/20/28	5,666,000	5,568,104 (c)
Bank of America Corp., Senior Notes (3.974% to 2/7/29 then 3 mo. Term SOFR + 1.472%)	3.974%	2/7/30	3,904,000	3,851,162 (c)
Bank of America Corp., Senior Notes (4.083% to 3/20/50 then 3 mo. Term SOFR + 3.412%)	4.083%	3/20/51	1,790,000	1,385,537 (c)
Bank of America Corp., Senior Notes (4.330% to 3/15/49 then 3 mo. Term SOFR + 1.782%)	4.330%	3/15/50	1,560,000	1,265,671 (c)
See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2026
 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Banks — continued
Bank of America Corp., Senior Notes (4.571% to 4/27/32 then SOFR + 1.830%)	4.571%	4/27/33	$1,450,000	$1,425,274 (c)
Bank of America Corp., Subordinated Notes	4.250%	10/22/26	4,240,000	4,238,431
Bank of Montreal, Subordinated Notes (3.803% to 12/15/27 then USD 5 year ICE Swap Rate + 1.432%)	3.803%	12/15/32	6,000	5,906 (c)
Barclays PLC, Subordinated Notes (5.088% to 6/20/29 then 3 mo. USD LIBOR + 3.054%)	5.088%	6/20/30	918,000	921,308 (c)
BNP Paribas SA, Senior Notes (3.052% to 1/13/30 then SOFR + 1.507%)	3.052%	1/13/31	1,720,000	1,614,995 (a)(c)
BNP Paribas SA, Senior Notes (5.125% to 1/13/28 then 1 year Treasury Constant Maturity Rate + 1.450%)	5.125%	1/13/29	3,950,000	3,991,763 (a)(c)
BNP Paribas SA, Senior Notes (5.198% to 1/10/29 then 3 mo. Term SOFR + 2.829%)	5.198%	1/10/30	3,824,000	3,879,632 (a)(c)
BNP Paribas SA, Senior Notes (5.894% to 12/5/33 then SOFR + 1.866%)	5.894%	12/5/34	3,630,000	3,799,117 (a)(c)
CaixaBank SA, Senior Notes (4.885% to 7/3/30 then SOFR + 1.360%)	4.885%	7/3/31	2,290,000	2,293,528 (a)(c)
Citigroup Inc., Senior Notes	8.125%	7/15/39	1,023,000	1,274,931
Citigroup Inc., Senior Notes	4.650%	7/30/45	1,717,000	1,505,706
Citigroup Inc., Senior Notes	4.650%	7/23/48	995,000	842,689
Citigroup Inc., Senior Notes (2.561% to 5/1/31 then SOFR + 1.167%)	2.561%	5/1/32	3,710,000	3,320,088 (c)
Citigroup Inc., Senior Notes (3.520% to 10/27/27 then 3 mo. Term SOFR + 1.413%)	3.520%	10/27/28	2,294,000	2,260,461 (c)
Citigroup Inc., Senior Notes (3.980% to 3/20/29 then 3 mo. Term SOFR + 1.600%)	3.980%	3/20/30	2,488,000	2,448,449 (c)
Citigroup Inc., Senior Notes (4.412% to 3/31/30 then SOFR + 3.914%)	4.412%	3/31/31	2,340,000	2,313,805 (c)
Citigroup Inc., Senior Notes (4.910% to 5/24/32 then SOFR + 2.086%)	4.910%	5/24/33	1,280,000	1,274,804 (c)
Citigroup Inc., Subordinated Notes	4.450%	9/29/27	2,862,000	2,862,750
Citigroup Inc., Subordinated Notes	6.625%	6/15/32	412,000	447,950
Cooperatieve Rabobank UA, Senior Notes (3.649% to 4/6/27 then 1 year Treasury Constant Maturity Rate + 1.220%)	3.649%	4/6/28	1,050,000	1,040,637 (a)(c)
Cooperatieve Rabobank UA, Senior Notes (3.758% to 4/6/32 then 1 year Treasury Constant Maturity Rate + 1.420%)	3.758%	4/6/33	2,210,000	2,070,723 (a)(c)
Credit Agricole SA, Senior Notes (4.818% to 9/25/32 then SOFR + 1.360%)	4.818%	9/25/33	1,580,000	1,548,469 (a)(c)
Danske Bank A/S, Senior Notes (4.298% to 4/1/27 then 1 year Treasury Constant Maturity Rate + 1.750%)	4.298%	4/1/28	490,000	489,355 (a)(c)
HSBC Holdings PLC, Senior Notes (2.848% to 6/4/30 then SOFR + 2.387%)	2.848%	6/4/31	2,410,000	2,227,827 (c)
HSBC Holdings PLC, Senior Notes (4.041% to 3/13/27 then 3 mo. Term SOFR + 1.808%)	4.041%	3/13/28	741,000	737,686 (c)
HSBC Holdings PLC, Senior Notes (5.279% to 3/10/36 then SOFR + 1.550%)	5.279%	3/10/37	1,870,000	1,837,112 (c)
JPMorgan Chase & Co., Senior Notes (2.522% to 4/22/30 then SOFR + 2.040%)	2.522%	4/22/31	3,510,000	3,244,464 (c)
JPMorgan Chase & Co., Senior Notes (2.545% to 11/8/31 then SOFR + 1.180%)	2.545%	11/8/32	2,460,000	2,187,654 (c)
JPMorgan Chase & Co., Senior Notes (2.580% to 4/22/31 then 3 mo. Term SOFR + 1.250%)	2.580%	4/22/32	1,520,000	1,374,106 (c)
JPMorgan Chase & Co., Senior Notes (3.109% to 4/22/50 then SOFR + 2.440%)	3.109%	4/22/51	220,000	143,729 (c)
JPMorgan Chase & Co., Senior Notes (4.452% to 12/5/28 then 3 mo. Term SOFR + 1.592%)	4.452%	12/5/29	5,541,000	5,548,637 (c)
JPMorgan Chase & Co., Senior Notes (4.493% to 3/24/30 then 3 mo. Term SOFR + 3.790%)	4.493%	3/24/31	1,910,000	1,900,282 (c)
JPMorgan Chase & Co., Subordinated Notes	4.250%	10/1/27	1,047,000	1,047,830
JPMorgan Chase & Co., Subordinated Notes (5.576% to 7/23/35 then SOFR + 1.635%)	5.576%	7/23/36	2,110,000	2,137,581 (c)
See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2026 Quarterly Report

 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Banks — continued
PNC Financial Services Group Inc., Senior Notes (5.582% to 6/12/28 then SOFR + 1.841%)	5.582%	6/12/29	$2,090,000	$2,142,004 (c)
Royal Bank of Canada, Senior Notes	3.875%	5/4/32	1,730,000	1,661,623
Royal Bank of Canada, Senior Notes	5.150%	2/1/34	670,000	685,282
Santander UK Group Holdings PLC, Senior Notes (5.136% to 9/22/35 then SOFR + 1.578%)	5.136%	9/22/36	1,040,000	1,004,665 (c)
Toronto-Dominion Bank, Senior Notes	4.456%	6/8/32	470,000	462,326
Truist Bank, Subordinated Notes (4.632% to 9/17/29 then 5 year Treasury Constant Maturity Rate + 1.150%)	4.632%	9/17/29	1,500,000	1,488,027 (c)
Truist Financial Corp., Senior Notes (6.047% to 6/8/26 then SOFR + 2.050%)	6.047%	6/8/27	10,000	10,026 (c)
US Bancorp, Senior Notes (5.775% to 6/12/28 then SOFR + 2.020%)	5.775%	6/12/29	1,740,000	1,790,012 (c)
US Bancorp, Senior Notes (5.836% to 6/10/33 then SOFR + 2.260%)	5.836%	6/12/34	1,150,000	1,200,768 (c)
Wells Fargo & Co., Senior Notes	3.000%	10/23/26	2,144,000	2,129,539
Wells Fargo & Co., Senior Notes (2.879% to 10/30/29 then 3 mo. Term SOFR + 1.432%)	2.879%	10/30/30	4,160,000	3,925,529 (c)
Wells Fargo & Co., Senior Notes (3.350% to 3/2/32 then SOFR + 1.500%)	3.350%	3/2/33	2,370,000	2,176,759 (c)
Wells Fargo & Co., Senior Notes (4.478% to 4/4/30 then 3 mo. Term SOFR + 4.032%)	4.478%	4/4/31	1,980,000	1,963,478 (c)
Wells Fargo & Co., Senior Notes (5.013% to 4/4/50 then 3 mo. Term SOFR + 4.502%)	5.013%	4/4/51	7,750,000	6,833,809 (c)
Wells Fargo & Co., Subordinated Notes	4.300%	7/22/27	3,906,000	3,901,927
Total Banks				126,210,230
Capital Markets — 2.5%
Charles Schwab Corp., Senior Notes (6.136% to 8/24/33 then SOFR + 2.010%)	6.136%	8/24/34	670,000	713,475 (c)
CI Financial Corp., Senior Notes	7.500%	5/30/29	2,700,000	2,834,810 (a)
Goldman Sachs Group Inc., Senior Notes	3.500%	11/16/26	3,495,000	3,478,679
Goldman Sachs Group Inc., Senior Notes	6.250%	2/1/41	2,341,000	2,466,353
Goldman Sachs Group Inc., Senior Notes	4.750%	10/21/45	1,236,000	1,071,565
Goldman Sachs Group Inc., Senior Notes (2.650% to 10/21/31 then SOFR + 1.264%)	2.650%	10/21/32	4,000,000	3,552,350 (c)
Goldman Sachs Group Inc., Senior Notes (2.908% to 7/21/41 then SOFR + 1.472%)	2.908%	7/21/42	10,000	7,050 (c)
Goldman Sachs Group Inc., Senior Notes (3.615% to 3/15/27 then SOFR + 1.846%)	3.615%	3/15/28	1,660,000	1,647,011 (c)
Goldman Sachs Group Inc., Senior Notes (3.814% to 4/23/28 then 3 mo. Term SOFR + 1.420%)	3.814%	4/23/29	3,306,000	3,261,705 (c)
Goldman Sachs Group Inc., Senior Notes (4.223% to 5/1/28 then 3 mo. Term SOFR + 1.563%)	4.223%	5/1/29	1,525,000	1,516,595 (c)
Morgan Stanley, Senior Notes (2.699% to 1/22/30 then SOFR + 1.143%)	2.699%	1/22/31	4,410,000	4,095,894 (c)
Morgan Stanley, Senior Notes (3.622% to 4/1/30 then SOFR + 3.120%)	3.622%	4/1/31	2,910,000	2,791,224 (c)
Morgan Stanley, Senior Notes (3.772% to 1/24/28 then 3 mo. Term SOFR + 1.402%)	3.772%	1/24/29	1,929,000	1,903,677 (c)
Morgan Stanley, Senior Notes (4.431% to 1/23/29 then 3 mo. Term SOFR + 1.890%)	4.431%	1/23/30	584,000	581,511 (c)
Morgan Stanley, Senior Notes (4.493% to 1/16/31 then SOFR + 0.950%)	4.493%	1/16/32	1,490,000	1,465,378 (c)
Morgan Stanley, Senior Notes (4.892% to 10/22/35 then SOFR + 1.314%)	4.892%	10/22/36	1,530,000	1,479,653 (c)
Morgan Stanley Private Bank NA, Senior Notes (4.734% to 7/18/30 then SOFR + 1.080%)	4.734%	7/18/31	1,380,000	1,375,990 (c)
UBS AG, Senior Notes	4.500%	6/26/48	659,000	550,473
See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2026
 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Capital Markets — continued
UBS Group AG, Senior Notes (2.746% to 2/11/32 then 1 year Treasury Constant Maturity Rate + 1.100%)	2.746%	2/11/33	$2,170,000	$1,919,877 (a)(c)
UBS Group AG, Senior Notes (3.091% to 5/14/31 then SOFR + 1.730%)	3.091%	5/14/32	1,210,000	1,110,056 (a)(c)
UBS Group AG, Senior Notes (4.194% to 4/1/30 then SOFR + 3.730%)	4.194%	4/1/31	3,166,000	3,098,467 (a)(c)
UBS Group AG, Senior Notes (4.751% to 5/12/27 then 1 year Treasury Constant Maturity Rate + 1.750%)	4.751%	5/12/28	2,490,000	2,497,339 (a)(c)
Total Capital Markets				43,419,132
Consumer Finance — 0.2%
American Express Co., Senior Notes	4.050%	5/3/29	100,000	99,634
Midcap Financial Issuer Trust, Senior Notes	5.370%	4/15/29	2,850,000	2,815,526 (a)
Total Consumer Finance				2,915,160
Financial Services — 0.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	5.000%	11/15/35	370,000	357,650
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	2.450%	10/29/26	2,960,000	2,927,868
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.000%	10/29/28	2,310,000	2,224,154
Berkshire Hathaway Energy Co., Senior Notes	5.950%	5/15/37	9,000	9,468
ILFC E-Capital Trust II, Ltd. GTD	6.630%	12/21/65	1,623,000	1,417,912 (a)(c)
Total Financial Services				6,937,052
Insurance — 0.2%
Aon North America Inc., Senior Notes	5.450%	3/1/34	880,000	899,053
MetLife Inc., Junior Subordinated Notes	6.400%	12/15/36	1,745,000	1,782,339
Teachers Insurance & Annuity Association of America, Subordinated Notes	6.850%	12/16/39	93,000	104,358 (a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	4.900%	9/15/44	1,480,000	1,317,411 (a)
Total Insurance				4,103,161

Total Financials				183,584,735
Health Care — 2.5%
Biotechnology — 0.6%
AbbVie Inc., Senior Notes	4.800%	3/15/29	710,000	721,504
AbbVie Inc., Senior Notes	3.200%	11/21/29	4,370,000	4,213,680
AbbVie Inc., Senior Notes	5.050%	3/15/34	1,900,000	1,929,025
AbbVie Inc., Senior Notes	4.550%	3/15/35	233,000	226,322
AbbVie Inc., Senior Notes	4.875%	11/14/48	620,000	556,321
AbbVie Inc., Senior Notes	4.250%	11/21/49	909,000	738,372
Gilead Sciences Inc., Senior Notes	4.750%	3/1/46	1,537,000	1,362,964
Total Biotechnology				9,748,188
Health Care Equipment & Supplies — 0.4%
Abbott Laboratories, Senior Notes	4.000%	3/15/31	510,000	502,032
Abbott Laboratories, Senior Notes	4.300%	3/15/33	1,180,000	1,155,157
Abbott Laboratories, Senior Notes	4.750%	3/15/38	550,000	533,578
Abbott Laboratories, Senior Notes	5.500%	3/15/56	420,000	412,119
Solventum Corp., Senior Notes	5.400%	3/1/29	830,000	849,187
Solventum Corp., Senior Notes	5.450%	3/13/31	1,970,000	2,021,684
Solventum Corp., Senior Notes	5.600%	3/23/34	600,000	613,578
Solventum Corp., Senior Notes	5.900%	4/30/54	1,442,000	1,409,941
Total Health Care Equipment & Supplies				7,497,276
See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2026 Quarterly Report

 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Health Care Providers & Services — 1.1%
Cigna Group, Senior Notes	4.375%	10/15/28	$2,382,000	$2,380,496
Cigna Group, Senior Notes	4.800%	8/15/38	520,000	489,169
CommonSpirit Health, Secured Notes	4.350%	11/1/42	358,000	304,818
CVS Health Corp., Senior Notes	4.300%	3/25/28	702,000	699,659
CVS Health Corp., Senior Notes	3.750%	4/1/30	3,930,000	3,798,569
CVS Health Corp., Senior Notes	2.125%	9/15/31	1,660,000	1,439,928
CVS Health Corp., Senior Notes	4.780%	3/25/38	230,000	212,078
CVS Health Corp., Senior Notes	5.125%	7/20/45	1,104,000	969,980
CVS Pass-Through Trust, Secured Trust	6.036%	12/10/28	701,551	708,270
Elevance Health Inc., Senior Notes	4.100%	5/15/32	1,380,000	1,325,559
Elevance Health Inc., Senior Notes	4.550%	5/15/52	910,000	733,672
Humana Inc., Senior Notes	3.950%	3/15/27	6,000	5,975
Humana Inc., Senior Notes	2.150%	2/3/32	1,240,000	1,062,035
UnitedHealth Group Inc., Senior Notes	2.000%	5/15/30	1,070,000	968,987
UnitedHealth Group Inc., Senior Notes	4.200%	5/15/32	950,000	926,376
UnitedHealth Group Inc., Senior Notes	5.800%	3/15/36	582,000	608,738
UnitedHealth Group Inc., Senior Notes	2.750%	5/15/40	1,020,000	742,420
UnitedHealth Group Inc., Senior Notes	2.900%	5/15/50	1,540,000	959,535
UnitedHealth Group Inc., Senior Notes	3.875%	8/15/59	889,000	620,849
UnitedHealth Group Inc., Senior Notes	3.125%	5/15/60	10,000	5,956
Total Health Care Providers & Services				18,963,069
Pharmaceuticals — 0.4%
Bristol-Myers Squibb Co., Senior Notes	5.100%	2/22/31	810,000	832,836
Bristol-Myers Squibb Co., Senior Notes	5.200%	2/22/34	1,120,000	1,148,623
Bristol-Myers Squibb Co., Senior Notes	5.550%	2/22/54	400,000	385,429
Eli Lilly & Co., Senior Notes	4.700%	2/9/34	1,700,000	1,697,824
Eli Lilly & Co., Senior Notes	5.000%	2/9/54	1,050,000	957,234
Eli Lilly & Co., Senior Notes	5.100%	2/9/64	2,320,000	2,088,751
Total Pharmaceuticals				7,110,697

Total Health Care				43,319,230
Industrials — 2.3%
Aerospace & Defense — 1.5%
Boeing Co., Senior Notes	3.100%	5/1/26	869,000	867,879
Boeing Co., Senior Notes	2.700%	2/1/27	1,958,000	1,931,035
Boeing Co., Senior Notes	3.200%	3/1/29	1,780,000	1,717,199
Boeing Co., Senior Notes	5.150%	5/1/30	793,000	806,560
Boeing Co., Senior Notes	3.250%	2/1/35	1,827,000	1,566,960
Boeing Co., Senior Notes	3.750%	2/1/50	700,000	496,899
General Dynamics Corp., Senior Notes	4.250%	4/1/40	480,000	431,311
Honeywell Aerospace Inc., Senior Notes	4.300%	3/16/31	210,000	207,799 (a)
Honeywell Aerospace Inc., Senior Notes	5.622%	3/16/46	380,000	374,700 (a)
Honeywell Aerospace Inc., Senior Notes	5.732%	3/16/56	1,130,000	1,117,740 (a)
Howmet Aerospace Inc., Senior Notes	4.550%	11/15/32	1,160,000	1,145,439
Huntington Ingalls Industries Inc., Senior Notes	5.749%	1/15/35	570,000	590,827
L3Harris Technologies Inc., Senior Notes	4.854%	4/27/35	1,080,000	1,060,023
Lockheed Martin Corp., Senior Notes	3.900%	6/15/32	900,000	874,971
See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2026
 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Aerospace & Defense — continued
Lockheed Martin Corp., Senior Notes	4.150%	6/15/53	$2,200,000	$1,738,207
Lockheed Martin Corp., Senior Notes	5.200%	2/15/64	1,022,000	928,683
Northrop Grumman Corp., Senior Notes	3.250%	1/15/28	4,000	3,930
Northrop Grumman Corp., Senior Notes	5.250%	5/1/50	2,840,000	2,635,947
RTX Corp., Senior Notes	4.125%	11/16/28	750,000	747,024
RTX Corp., Senior Notes	2.250%	7/1/30	2,960,000	2,707,713
RTX Corp., Senior Notes	6.000%	3/15/31	1,890,000	2,009,635
RTX Corp., Senior Notes	4.500%	6/1/42	293,000	260,175
RTX Corp., Senior Notes	3.125%	7/1/50	2,560,000	1,684,846
Total Aerospace & Defense				25,905,502
Commercial Services & Supplies — 0.1%
Waste Connections Inc., Senior Notes	5.000%	3/1/34	1,540,000	1,550,745
Electrical Equipment — 0.1%
Eaton Corp., Senior Notes	4.800%	3/6/36	250,000	246,919
GE Vernova Inc., Senior Notes	4.250%	2/4/31	620,000	613,226
GE Vernova Inc., Senior Notes	4.875%	2/4/36	690,000	684,132
GE Vernova Inc., Senior Notes	5.500%	2/4/56	360,000	346,566
Total Electrical Equipment				1,890,843
Ground Transportation — 0.3%
Fedex Freight Holding Co. Inc., Senior Notes	4.300%	3/15/29	840,000	830,127 (a)
Fedex Freight Holding Co. Inc., Senior Notes	4.650%	3/15/31	790,000	776,815 (a)
Fedex Freight Holding Co. Inc., Senior Notes	4.950%	3/15/33	580,000	565,886 (a)
Fedex Freight Holding Co. Inc., Senior Notes	5.250%	3/15/36	30,000	29,036 (a)
Union Pacific Corp., Senior Notes	2.400%	2/5/30	810,000	754,067
Union Pacific Corp., Senior Notes	3.839%	3/20/60	1,360,000	963,330
Union Pacific Corp., Senior Notes	3.750%	2/5/70	2,030,000	1,355,666
Total Ground Transportation				5,274,927
Industrial Conglomerates — 0.0%††
Siemens Funding BV, Senior Notes	4.900%	5/28/32	680,000	693,598 (a)
Passenger Airlines — 0.2%
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.750%	10/20/28	357,500	357,112 (a)
United Airlines Inc., Senior Secured Notes	4.625%	4/15/29	3,910,000	3,838,755 (a)
Total Passenger Airlines				4,195,867
Trading Companies & Distributors — 0.1%
Air Lease Corp., Senior Notes	5.300%	2/1/28	775,000	784,034

Total Industrials				40,295,516
Information Technology — 2.8%
IT Services — 0.0%††
Mastercard Inc., Senior Notes	3.850%	3/26/50	580,000	441,514
Semiconductors & Semiconductor Equipment — 2.1%
Broadcom Inc., Senior Notes	4.150%	11/15/30	612,000	602,663
Broadcom Inc., Senior Notes	4.600%	1/15/33	1,760,000	1,733,876
Broadcom Inc., Senior Notes	3.137%	11/15/35	3,930,000	3,340,578 (a)
Broadcom Inc., Senior Notes	4.800%	2/15/36	850,000	829,017
Broadcom Inc., Senior Notes	3.187%	11/15/36	7,000	5,853 (a)
Broadcom Inc., Senior Notes	4.926%	5/15/37	25,000	24,265 (a)
See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2026 Quarterly Report

 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Semiconductors & Semiconductor Equipment — continued
Foundry JV Holdco LLC, Senior Secured Notes	5.900%	1/25/30	$3,180,000	$3,292,619 (a)
Foundry JV Holdco LLC, Senior Secured Notes	5.875%	1/25/34	1,000,000	1,013,418 (a)
Intel Corp., Senior Notes	4.750%	3/25/50	1,305,000	1,056,585
Micron Technology Inc., Senior Notes	5.300%	1/15/31	2,210,000	2,313,998
Micron Technology Inc., Senior Notes	5.875%	2/9/33	150,000	160,487
Micron Technology Inc., Senior Notes	6.050%	11/1/35	400,000	431,792
QUALCOMM Inc., Senior Notes	5.000%	5/20/35	1,250,000	1,248,616
TSMC Arizona Corp., Senior Notes	1.750%	10/25/26	7,100,000	7,005,847
TSMC Arizona Corp., Senior Notes	2.500%	10/25/31	15,180,000	13,783,993
Total Semiconductors & Semiconductor Equipment				36,843,607
Software — 0.7%
Oracle Corp., Senior Notes	2.950%	4/1/30	480,000	438,292
Oracle Corp., Senior Notes	4.650%	5/6/30	1,560,000	1,525,223
Oracle Corp., Senior Notes	4.950%	2/4/31	20,000	19,576
Oracle Corp., Senior Notes	2.875%	3/25/31	3,230,000	2,869,532
Oracle Corp., Senior Notes	4.800%	9/26/32	80,000	76,212
Oracle Corp., Senior Notes	5.350%	5/4/33	270,000	262,936
Oracle Corp., Senior Notes	5.200%	9/26/35	320,000	300,320
Oracle Corp., Senior Notes	5.700%	2/4/36	330,000	317,434
Oracle Corp., Senior Notes	5.875%	9/26/45	810,000	699,339
Oracle Corp., Senior Notes	3.600%	4/1/50	420,000	253,756
Oracle Corp., Senior Notes	5.375%	9/27/54	1,420,000	1,101,876
Oracle Corp., Senior Notes	5.950%	9/26/55	720,000	606,162
Oracle Corp., Senior Notes	6.850%	2/4/66	560,000	515,327
Synopsys Inc., Senior Notes	4.850%	4/1/30	850,000	856,477
Synopsys Inc., Senior Notes	5.000%	4/1/32	660,000	665,949
Synopsys Inc., Senior Notes	5.150%	4/1/35	560,000	561,271
Synopsys Inc., Senior Notes	5.700%	4/1/55	1,120,000	1,071,551
Total Software				12,141,233

Total Information Technology				49,426,354
Materials — 1.3%
Chemicals — 0.3%
OCP SA, Senior Notes	6.750%	5/2/34	4,110,000	4,279,813 (a)
Construction Materials — 0.1%
Amrize Finance US LLC, Senior Notes	4.950%	4/7/30	290,000	293,302
Amrize Finance US LLC, Senior Notes	5.400%	4/7/35	650,000	661,246
Total Construction Materials				954,548
Metals & Mining — 0.7%
Anglo American Capital PLC, Senior Notes	5.250%	3/19/36	990,000	968,436 (a)
Barrick PD Australia Finance Pty Ltd., Senior Notes	5.950%	10/15/39	1,628,000	1,671,025
Corp. Nacional del Cobre de Chile, Senior Notes	5.529%	1/30/37	3,570,000	3,508,667 (a)
Freeport-McMoRan Inc., Senior Notes	5.400%	11/14/34	1,404,000	1,425,385
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	650,000	615,480
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	7,000	6,971 (a)
Glencore Funding LLC, Senior Notes	5.673%	4/1/35	1,980,000	2,023,562 (a)
Glencore Funding LLC, Senior Notes	6.141%	4/1/55	1,030,000	1,036,931 (a)
See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2026
 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Metals & Mining — continued
Southern Copper Corp., Senior Notes	7.500%	7/27/35	$1,530,000	$1,750,571
Total Metals & Mining				13,007,028
Paper & Forest Products — 0.2%
Suzano Austria GmbH, Senior Notes	3.125%	1/15/32	3,170,000	2,791,728
Suzano Netherlands BV, Senior Notes	5.500%	1/15/36	950,000	919,719
Total Paper & Forest Products				3,711,447

Total Materials				21,952,836
Real Estate — 0.0%††
Retail REITs — 0.0%††
WEA Finance LLC/Westfield UK & Europe Finance PLC, Senior Notes	4.750%	9/17/44	403,000	337,442 (a)

Utilities — 1.9%
Electric Utilities — 1.8%
American Transmission Systems Inc., Senior Notes	2.650%	1/15/32	2,180,000	1,954,319 (a)
Cleveland Electric Illuminating Co., Senior Notes	3.500%	4/1/28	405,000	396,841 (a)
Comision Federal de Electricidad, Senior Notes	3.875%	7/26/33	7,325,000	6,277,961 (a)
Constellation Energy Generation LLC, Senior Notes	3.900%	1/8/28	650,000	645,081
Constellation Energy Generation LLC, Senior Notes	4.400%	1/15/31	260,000	256,718
Exelon Corp., Senior Notes	5.625%	6/15/35	660,000	676,052
FirstEnergy Corp., Senior Notes	3.900%	7/15/27	5,232,000	5,190,684
Georgia Power Co., Senior Notes	5.200%	3/15/35	1,170,000	1,188,923
Mid-Atlantic Interstate Transmission LLC, Senior Notes	4.100%	5/15/28	1,594,000	1,585,995 (a)
NRG Energy Inc., Senior Secured Notes	5.407%	10/15/35	800,000	785,232 (a)
Oglethorpe Power Corp., First Mortgage Bonds	5.900%	2/1/55	1,160,000	1,131,355
Oncor Electric Delivery Co. LLC, Senior Secured Notes	5.350%	4/1/35	630,000	644,085
Oncor Electric Delivery Co. LLC, Senior Secured Notes	5.800%	4/1/55	790,000	782,422
Pacific Gas and Electric Co., First Mortgage Bonds	2.100%	8/1/27	2,130,000	2,065,150
Pacific Gas and Electric Co., First Mortgage Bonds	2.500%	2/1/31	1,930,000	1,730,208
Pacific Gas and Electric Co., First Mortgage Bonds	3.300%	8/1/40	830,000	621,246
Pacific Gas and Electric Co., First Mortgage Bonds	3.500%	8/1/50	1,690,000	1,118,337
RWE Finance US LLC, Senior Notes	5.125%	9/18/35	2,180,000	2,120,463 (a)
Southern California Edison Co., First Mortgage Bonds	4.125%	3/1/48	1,270,000	951,500
Vistra Operations Co. LLC, Senior Secured Notes	5.350%	1/31/36	1,570,000	1,536,816 (a)
Total Electric Utilities				31,659,388
Gas Utilities — 0.1%
Snam SpA, Senior Notes	5.000%	5/28/30	650,000	656,941 (a)
Snam SpA, Senior Notes	5.750%	5/28/35	1,000,000	1,020,243 (a)
Total Gas Utilities				1,677,184
Multi-Utilities — 0.0%††
Consolidated Edison Co. of New York Inc., Senior Notes	3.350%	4/1/30	10,000	9,596
Consolidated Edison Co. of New York Inc., Senior Notes	3.950%	4/1/50	1,210,000	929,198
Total Multi-Utilities				938,794

Total Utilities				34,275,366
Total Corporate Bonds & Notes (Cost — $624,433,895)				599,638,497
Mortgage-Backed Securities — 24.9%
FHLMC — 5.8%
Federal Home Loan Mortgage Corp. (FHLMC)	4.600%	3/1/35	1,400,000	1,394,790
See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2026 Quarterly Report

 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

FHLMC — continued
Federal Home Loan Mortgage Corp. (FHLMC)	2.000%	10/1/40- 4/1/51	$29,160,688	$25,029,444
Federal Home Loan Mortgage Corp. (FHLMC)	1.500%	11/1/40	6,570,850	5,605,433
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	6/1/46- 12/1/50	6,624,070	6,179,182
Federal Home Loan Mortgage Corp. (FHLMC)	3.000%	1/1/50	332,256	298,866
Federal Home Loan Mortgage Corp. (FHLMC)	2.500%	7/1/50- 1/1/52	25,914,459	22,347,508
Federal Home Loan Mortgage Corp. (FHLMC)	5.000%	9/1/52- 4/1/53	2,508,356	2,503,486
Federal Home Loan Mortgage Corp. (FHLMC)	5.500%	1/1/53- 4/1/54	12,746,615	12,972,980
Federal Home Loan Mortgage Corp. (FHLMC)	6.500%	5/1/53- 8/1/55	7,083,650	7,383,484
Federal Home Loan Mortgage Corp. (FHLMC)	6.000%	9/1/53- 1/1/55	5,472,403	5,669,170
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.627%)	3.007%	11/1/48	8,327,737	8,344,672 (c)
Federal Home Loan Mortgage Corp. (FHLMC) Gold	6.500%	6/1/32	421	436
Federal Home Loan Mortgage Corp. (FHLMC) Gold	5.000%	8/1/33	41,612	41,739
Federal Home Loan Mortgage Corp. (FHLMC) Gold	5.500%	4/1/35	71,816	73,537
Federal Home Loan Mortgage Corp. (FHLMC) Gold	4.000%	11/1/41	513,440	496,787
Federal Home Loan Mortgage Corp. (FHLMC) Gold	3.000%	9/1/48	4,294,439	3,893,380
Total FHLMC				102,234,894
FNMA — 12.2%
Federal National Mortgage Association (FNMA)	6.000%	12/1/31- 9/1/55	17,829,412	18,307,135
Federal National Mortgage Association (FNMA)	6.500%	2/1/32- 7/1/55	3,179,322	3,309,480
Federal National Mortgage Association (FNMA)	4.350%	10/1/34	800,000	791,635
Federal National Mortgage Association (FNMA)	3.000%	7/1/35- 1/1/52	46,480,955	42,569,830
Federal National Mortgage Association (FNMA)	4.360%	12/1/35	900,000	882,485
Federal National Mortgage Association (FNMA)	2.500%	9/1/36- 3/1/52	27,154,643	23,953,318
Federal National Mortgage Association (FNMA)	5.500%	5/1/37- 9/1/56	11,817,566	12,013,399
Federal National Mortgage Association (FNMA)	5.000%	1/1/39- 7/1/53	17,034,175	17,098,896
Federal National Mortgage Association (FNMA)	2.000%	8/1/40- 2/1/52	28,474,142	24,258,450
Federal National Mortgage Association (FNMA)	1.500%	4/1/41	2,978,691	2,536,096
Federal National Mortgage Association (FNMA)	3.500%	4/1/43- 12/1/51	13,393,953	12,558,755
Federal National Mortgage Association (FNMA)	4.000%	9/1/43- 2/1/56	25,572,404	24,387,877
Federal National Mortgage Association (FNMA)	4.500%	4/1/44- 8/1/58	14,518,902	14,278,610
See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2026
 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

FNMA — continued
Federal National Mortgage Association (FNMA)	4.500%	4/1/56	$500,000	$482,620 (d)
Federal National Mortgage Association (FNMA)	5.000%	4/1/56	12,800,000	12,625,421 (d)
Federal National Mortgage Association (FNMA)	5.500%	4/1/56	4,800,000	4,822,858 (d)
Federal National Mortgage Association (FNMA)	6.500%	4/1/56	200,000	206,932 (d)
Federal National Mortgage Association (FNMA) (12 mo. Moving Treasury Average + 1.827%)	5.752%	11/1/35	75,368	76,787 (c)
Total FNMA				215,160,584
GNMA — 6.9%
Government National Mortgage Association (GNMA)	6.500%	3/15/28- 8/15/34	613,320	633,471
Government National Mortgage Association (GNMA)	6.000%	12/15/28- 6/15/35	497,202	509,541
Government National Mortgage Association (GNMA)	5.500%	2/15/35- 6/15/36	46,310	47,757
Government National Mortgage Association (GNMA)	5.000%	1/15/40	11,579	11,827
Government National Mortgage Association (GNMA)	3.000%	9/15/42- 10/15/42	3,725,037	3,408,388
Government National Mortgage Association (GNMA)	4.000%	3/15/50	225,732	213,364
Government National Mortgage Association (GNMA)	3.500%	5/15/50	1,659,068	1,528,476
Government National Mortgage Association (GNMA) II	5.000%	7/20/40- 5/20/53	6,126,744	6,120,808
Government National Mortgage Association (GNMA) II	3.500%	9/20/46- 10/20/49	9,546,290	8,866,745
Government National Mortgage Association (GNMA) II	4.000%	2/20/48- 4/20/50	7,888,594	7,418,899
Government National Mortgage Association (GNMA) II	3.000%	1/20/50- 6/20/51	13,356,389	11,808,278
Government National Mortgage Association (GNMA) II	2.500%	12/20/50- 12/20/51	9,769,448	8,380,326
Government National Mortgage Association (GNMA) II	2.000%	3/20/51	9,999,302	8,137,759
Government National Mortgage Association (GNMA) II	4.500%	8/20/52- 9/20/52	11,733,783	11,429,170
Government National Mortgage Association (GNMA) II	5.500%	7/20/53- 8/20/53	9,671,468	9,838,515
Government National Mortgage Association (GNMA) II	6.000%	1/20/54	9,038,713	9,387,568
Government National Mortgage Association (GNMA) II	2.000%	4/1/56	6,400,000	5,288,500 (d)
Government National Mortgage Association (GNMA) II	2.500%	4/1/56	9,200,000	7,916,312 (d)
Government National Mortgage Association (GNMA) II	3.000%	4/1/56	3,200,000	2,857,299 (d)
Government National Mortgage Association (GNMA) II	4.000%	4/1/56	600,000	562,133 (d)
Government National Mortgage Association (GNMA) II	5.000%	4/1/56	6,800,000	6,735,650 (d)
Government National Mortgage Association (GNMA) II	5.500%	4/1/56	11,000,000	11,071,775 (d)
Total GNMA				122,172,561

Total Mortgage-Backed Securities (Cost — $462,159,627)				439,568,039
Collateralized Mortgage Obligations(e) — 16.8%
Arbor Realty Commercial Real Estate Notes Ltd., 2022-FL1 A (30 Day Average SOFR + 1.450%)	5.122%	1/15/37	2,852,201	2,857,849 (a)(c)
AREIT LLC, 2022-CRE7 A (1 mo. Term SOFR + 2.242%)	5.920%	6/17/39	4,437,334	4,439,354 (a)(c)
See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2026 Quarterly Report

 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(e) — continued
BANK, 2022-BNK44 A5	5.743%	11/15/55	$4,280,000	$4,459,450 (c)
Benchmark Mortgage Trust, 2021-B25 XA, IO	1.063%	4/15/54	21,166,440	855,761 (c)
BX Commercial Mortgage Trust, 2025-COPT A (1 mo. Term SOFR + 1.750%)	5.423%	8/15/42	4,610,000	4,619,206 (a)(c)
BX Commercial Mortgage Trust, 2026-CSMO A (1 mo. Term SOFR + 1.400%)	5.073%	2/15/43	2,760,000	2,764,137 (a)(c)
BXMT Ltd., 2026-FL6 A (1 mo. Term SOFR + 1.450%)	5.127%	8/19/43	3,330,000	3,324,077 (a)(c)
CIM Trust, 2024-R1 A1	4.750%	6/25/64	4,558,711	4,486,379 (a)(c)
Citigroup Commercial Mortgage Trust, 2017-P7 B	4.137%	4/14/50	2,624,000	2,478,325 (c)
Citigroup Commercial Mortgage Trust, 2019-C7 A4	3.102%	12/15/72	5,000,000	4,735,772
Commercial Mortgage Trust, 2020-CX A	2.173%	11/10/46	4,430,000	3,778,468 (a)
CRSO Trust, 2023-BRND A	7.121%	7/10/40	2,130,000	2,196,445
CSAIL Commercial Mortgage Trust, 2019-C15 A4	4.053%	3/15/52	5,333,000	5,261,859
CSMC Trust, 2017-RPL1 M1	2.983%	7/25/57	11,111,850	9,540,060 (a)(c)
CSMC Trust, 2020-FACT A (1 mo. Term SOFR + 1.964%)	5.637%	10/15/37	6,040,000	5,973,073 (a)(c)
CSMC Trust, 2021-RPL4 A1	4.151%	12/27/60	10,363,296	10,334,638 (a)(c)
CSMC Trust, 2022-CNTR A (1 mo. Term SOFR + 3.944%)	7.617%	1/9/28	8,764,888	942,225 (a)(c)
CSMC Trust, 2022-NQM1 A1	3.265%	11/25/66	5,937,178	5,384,820 (a)(c)
DC Commercial Mortgage Trust, 2023-DC A	6.314%	9/12/40	5,590,000	5,702,772 (a)
Deutsche Mortgage Securities Inc. Mortgage Loan Trust, 2004-4 7AR2 (1 mo. Term SOFR + 0.564%)	4.243%	6/25/34	13,441	12,857 (c)
Ellington Financial Mortgage Trust, 2022-1 A1	2.206%	1/25/67	8,764,457	7,847,423 (a)(c)
Extended Stay America Trust, 2025-ESH A (1 mo. Term SOFR + 1.300%)	4.973%	10/15/42	1,780,000	1,782,338 (a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multiclass Certificates, 2020-RR02 BX, IO	1.666%	8/27/28	10,000,000	326,605 (c)
Federal Home Loan Mortgage Corp. (FHLMC) Multiclass Certificates, 2020-RR07 AX, IO	2.468%	9/27/28	9,000,000	436,406 (c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily ML Certificates, 2020- ML07 XUS, IO	1.971%	10/25/36	16,208,275	1,918,087 (a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K062 X1, IO	0.272%	12/25/26	238,031,876	417,913 (c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K093 X1, IO	0.938%	5/25/29	18,390,182	448,149 (c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K121 X1, IO	1.012%	10/25/30	1,442,971	53,319 (c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K1511 X1, IO	0.773%	3/25/34	3,466,726	149,691 (c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KC05 X1, IO	1.184%	6/25/27	5,410,558	43,599 (c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 2957 ZA, PAC	5.000%	3/15/35	879,839	897,577
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3639 EY	5.000%	2/15/30	164,007	165,697
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5129 KI, IO	4.000%	11/25/49	1,416,079	228,873
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5148 BI, IO	2.500%	1/25/49	12,589,884	1,856,368
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5168 CI, IO	4.000%	11/25/51	10,682,064	2,100,737
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5206 IJ, IO	4.000%	4/15/48	1,788,908	366,515
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5282 GI, IO	4.000%	2/25/50	3,418,379	731,685
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5397 IC, IO	3.500%	4/25/52	16,410,274	2,864,886
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5449 FQ (30 Day Average SOFR + 1.500%)	5.162%	9/25/54	1,814,213	1,824,768 (c)
See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2026
 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(e) — continued
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5482 FC (30 Day Average SOFR + 1.300%)	4.962%	12/25/54	$1,762,897	$1,774,605 (c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2021-DNA5 B1 (30 Day Average SOFR + 3.050%)	6.712%	1/25/34	1,315,000	1,401,844 (a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2022-DNA3 M1B (30 Day Average SOFR + 2.900%)	6.562%	4/25/42	8,635,625	8,794,464 (a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2024-1 MT	3.000%	11/25/63	5,602,837	4,746,242
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 390 C14, IO	4.000%	11/15/52	4,292,770	1,062,146
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 390 C17, IO	4.500%	11/15/52	417,588	108,305
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 400 C1, IO	1.500%	2/25/52	2,602,909	267,052
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk, 2026-DNA1 M2 (30 Day Average SOFR + 1.300%)	4.962%	2/25/46	3,680,000	3,690,355 (a)(c)
Federal National Mortgage Association (FNMA) — CAS, 2022-R04 1M2 (30 Day Average SOFR + 3.100%)	6.762%	3/25/42	5,755,000	5,837,389 (a)(c)
Federal National Mortgage Association (FNMA) ACES, 2018-M15 1A2	3.700%	1/25/36	3,735,000	3,523,032
Federal National Mortgage Association (FNMA) ACES, 2020-M6 A	2.500%	10/25/37	1,236,284	1,098,818
Federal National Mortgage Association (FNMA) ACES, 2020-M54 X, IO	1.430%	12/25/33	28,056,460	1,725,161 (c)
Federal National Mortgage Association (FNMA) REMIC, 2011-59 NZ	5.500%	7/25/41	296,593	304,427
Federal National Mortgage Association (FNMA) REMIC, 2012-46 BA	6.000%	5/25/42	268,649	280,940
Federal National Mortgage Association (FNMA) REMIC, 2012-118 VZ	3.000%	11/25/42	5,843,517	5,358,121
Federal National Mortgage Association (FNMA) REMIC, 2013-29 QI, IO	4.000%	4/25/43	615,848	101,915
Federal National Mortgage Association (FNMA) REMIC, 2015-65 CZ	3.500%	9/25/45	1,592,313	1,409,826
Federal National Mortgage Association (FNMA) REMIC, 2020-45 AI, IO	4.000%	7/25/50	1,236,350	237,204
Federal National Mortgage Association (FNMA) REMIC, 2021-8 DI, IO, PAC	3.500%	3/25/51	1,813,090	402,915
Federal National Mortgage Association (FNMA) REMIC, 2024-18 IO, IO	4.000%	11/25/49	2,418,103	416,881
Federal National Mortgage Association (FNMA) REMIC, 2024-22 IC, IO	2.500%	10/25/51	10,393,089	1,407,358
Federal National Mortgage Association (FNMA) REMIC, 2025-53 FA (30 Day Average SOFR + 1.930%)	5.592%	7/25/55	82,020	83,365 (c)
Federal National Mortgage Association (FNMA) STRIPS, 427 C21, IO	2.000%	3/25/50	20,480,011	2,555,574
Federal National Mortgage Association (FNMA) STRIPS, 429 C10, IO	1.500%	4/25/37	24,390,262	1,301,041
FREMF Mortgage Trust, 2019-K103 X2A, IO	0.100%	12/25/51	337,392,920	980,936 (a)
GCAT Trust, 2024-INV3 A17	6.500%	9/25/54	3,588,893	3,664,363 (a)(c)
Government National Mortgage Association (GNMA), 2013-50 IO, IO	0.067%	10/16/48	18,500,139	34,442 (c)
Government National Mortgage Association (GNMA), 2013-72 IO, IO	0.559%	11/16/47	6,159,651	120,467 (c)
Government National Mortgage Association (GNMA), 2013-107 AD	2.775%	11/16/47	2,382,960	2,175,321 (c)
Government National Mortgage Association (GNMA), 2014-17 AM	3.535%	6/16/48	62,796	60,722 (c)
Government National Mortgage Association (GNMA), 2014-47 IA, IO	0.167%	2/16/48	502,080	1,980 (c)
Government National Mortgage Association (GNMA), 2014-50 IO, IO	0.587%	9/16/55	2,683,904	61,255 (c)
Government National Mortgage Association (GNMA), 2014-186 IO, IO	0.375%	8/16/54	3,081,924	21,444 (c)
Government National Mortgage Association (GNMA), 2015-98 IO, IO	0.166%	4/16/55	8,518,775	47,403 (c)
Government National Mortgage Association (GNMA), 2016-84 IG, IO, PAC	4.500%	11/16/45	4,960,470	948,334
Government National Mortgage Association (GNMA), 2016-152 IO, IO	0.767%	8/15/58	10,759,591	483,079 (c)
Government National Mortgage Association (GNMA), 2017-7 IO, IO	0.541%	12/16/58	23,803,197	639,544 (c)
Government National Mortgage Association (GNMA), 2017-8 IO, IO	0.442%	8/16/58	4,608,663	80,699 (c)
Government National Mortgage Association (GNMA), 2017-28 IO, IO	0.646%	2/16/57	5,092,364	174,798 (c)
Government National Mortgage Association (GNMA), 2017-41 IO, IO	0.494%	7/16/58	1,622,283	36,822 (c)
See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2026 Quarterly Report

 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(e) — continued
Government National Mortgage Association (GNMA), 2017-50 IO, IO	0.587%	1/16/57	$11,147,670	$354,524 (c)
Government National Mortgage Association (GNMA), 2017-53 IO, IO	0.515%	11/16/56	26,289,423	696,919 (c)
Government National Mortgage Association (GNMA), 2017-111 IO, IO	0.527%	2/16/59	3,762,883	109,712 (c)
Government National Mortgage Association (GNMA), 2017-132 IA, IO	4.500%	9/20/47	909,061	161,200
Government National Mortgage Association (GNMA), 2017-145 IO, IO	0.484%	4/16/57	3,908,732	90,226 (c)
Government National Mortgage Association (GNMA), 2017-157 IO, IO	0.520%	12/16/59	12,022,875	380,840 (c)
Government National Mortgage Association (GNMA), 2017-171 IO, IO	0.621%	9/16/59	8,325,759	286,367 (c)
Government National Mortgage Association (GNMA), 2017-190 IO, IO	0.616%	3/16/60	1,183,286	43,643 (c)
Government National Mortgage Association (GNMA), 2017-H11 IO, IO	2.251%	5/20/67	5,672,447	179,102 (c)
Government National Mortgage Association (GNMA), 2017-H22 IC, IO	2.521%	11/20/67	137,271	5,175 (c)
Government National Mortgage Association (GNMA), 2018-37 QA	2.750%	3/20/48	910,934	810,798
Government National Mortgage Association (GNMA), 2020-49 IO, IO	1.050%	7/16/62	5,804,343	434,666 (c)
Government National Mortgage Association (GNMA), 2020-H13 FC (1 mo. Term SOFR + 0.564%)	4.233%	7/20/70	1,162,957	1,154,721 (c)
Government National Mortgage Association (GNMA), 2021-2 AH	1.500%	6/16/63	785,066	583,742
Government National Mortgage Association (GNMA), 2021-9 MI, IO	2.500%	1/20/51	25,979,168	3,789,659
Government National Mortgage Association (GNMA), 2021-45 IO, IO	0.814%	4/16/63	6,741,861	402,157 (c)
Government National Mortgage Association (GNMA), 2021-68 IO, IO	0.878%	10/16/62	13,326,909	823,767 (c)
Government National Mortgage Association (GNMA), 2021-84 ED	1.000%	7/16/60	1,053,496	742,472
Government National Mortgage Association (GNMA), 2021-159 JI, IO, PAC	2.500%	6/20/51	5,385,542	488,863
Government National Mortgage Association (GNMA), 2021-188 PA, PAC	2.000%	10/20/51	4,155,773	3,453,427
Government National Mortgage Association (GNMA), 2021-218 IO, IO	0.969%	10/16/61	2,642,326	189,724 (c)
Government National Mortgage Association (GNMA), 2022-63 LM	3.500%	10/20/50	13,286,616	11,170,660
Government National Mortgage Association (GNMA), 2023-80 IA, IO	4.500%	10/20/47	3,278,370	592,714
Government National Mortgage Association (GNMA), 2023-92 AH	2.000%	6/16/64	18,517,620	14,184,438
Government National Mortgage Association (GNMA), 2024-151 KS, IO (-1.000 x 30 Day Average SOFR + 6.050%)	2.377%	9/20/54	1,645,474	135,458 (c)
Government National Mortgage Association (GNMA), 2025-55 SD, IO (-1.000 x 30 Day Average SOFR + 5.950%)	2.277%	3/20/55	11,890,059	1,029,032 (c)
Government National Mortgage Association (GNMA), 2025-169 SA, IO (-1.000 x 30 Day Average SOFR + 6.600%)	2.927%	10/20/55	16,318,938	1,632,715 (c)
Government National Mortgage Association (GNMA), 2025-175 LS, IO (-1.000 x 30 Day Average SOFR + 5.950%)	2.277%	10/20/55	5,643,919	546,536 (c)
Government National Mortgage Association (GNMA), 2025-214 S, IO (-1.000 x 30 Day Average SOFR + 6.600%)	2.927%	12/20/55	4,700,533	478,969 (c)
Government National Mortgage Association (GNMA), 2026-5 SM, IO (-1.000 x 30 Day Average SOFR + 5.700%)	2.027%	12/20/55	5,372,667	394,057 (c)
GS Mortgage Securities Trust, 2017-GS8 A4	3.469%	11/10/50	4,100,000	4,036,284
IndyMac INDX Mortgage Loan Trust, 2005-AR15 A2	3.844%	9/25/35	9,915	8,056 (c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2015-FL7 D (PRIME + 0.693%)	7.443%	5/15/28	1,631,430	1,431,328 (a)(c)
KREF Ltd., 2022-FL3 A (1 mo. Term SOFR + 1.450%)	5.127%	2/17/39	1,422,314	1,423,065 (a)(c)
Legacy Mortgage Asset Trust, 2021-GS1 A1	5.892%	10/25/66	11,013,679	11,026,479 (a)
MASTR Reperforming Loan Trust, 2005-2 1A1F (1 mo. Term SOFR + 0.464%)	4.143%	5/25/35	288,162	133,591 (a)(c)
Merrill Lynch Mortgage Investors Trust, 2005-A9 3A1	5.639%	12/25/35	9,480	3,960 (c)
Morgan Stanley Capital I Trust, 2019-L2 XA, IO	0.973%	3/15/52	37,853,157	898,638 (c)
Morgan Stanley Mortgage Loan Trust, 2005-3AR 2A2	3.468%	7/25/35	198,326	178,925 (c)
See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2026
 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(e) — continued
NAAC Reperforming Loan REMIC Certificates Trust, 2004-R3 A1	6.500%	2/25/35	$72,191	$62,503 (a)
New Residential Mortgage Loan Trust, 2018-1A A1A	4.000%	12/25/57	4,183,165	4,084,207 (a)(c)
New Residential Mortgage Loan Trust, 2019-3A A1A	3.750%	11/25/58	4,987,614	4,816,878 (a)(c)
New Residential Mortgage Loan Trust, 2021-NQM3 A1	1.156%	11/27/56	6,592,636	6,063,169 (a)(c)
New Residential Mortgage Loan Trust, 2022-NQM3 A1, Step bond (3.900% to 5/25/26 then 4.990%)	3.900%	4/25/62	5,979,065	5,700,682 (a)
NJ Trust, 2023-GSP A	6.481%	1/6/29	3,030,000	3,142,691 (a)(c)
Nomura Asset Acceptance Corp. Alternative Loan Trust, 2005-AP2 A5	5.476%	5/25/35	37,862	17,856
OBX Trust, 2022-NQM1 A1	2.305%	11/25/61	4,666,424	4,233,529 (a)(c)
PFP Ltd., 2024-11 A (1 mo. Term SOFR + 1.832%)	5.501%	9/17/39	1,894,736	1,898,419 (a)(c)
PLYM Commercial Mortgage Trust, 2026-IND A (1 mo. Term SOFR + 1.250%)	4.923%	3/15/43	4,860,000	4,842,884 (a)(c)
Prime Mortgage Trust, 2006-DR1 2A2	6.000%	5/25/35	7,512,069	6,378,416 (a)
SHOW Trust, 2022 BIZ A (1 mo. Term SOFR + 2.984%)	6.654%	1/15/27	3,750,000	1,511,153 (a)(c)
SMRT, 2022-MINI A (1 mo. Term SOFR + 1.000%)	4.673%	1/15/39	4,610,000	4,608,079 (a)(c)
Soho Trust, 2021-SOHO A	2.697%	8/10/38	6,000,000	4,976,054 (a)(c)
STWD Ltd., 2022-FL3 A (30 Day Average SOFR + 1.350%)	5.022%	11/15/38	502,222	501,602 (a)(c)
UBS Commercial Mortgage Trust, 2018-C11 B	4.713%	6/15/51	1,430,000	1,359,242 (c)
VLS Commercial Mortgage Trust, 2020-LAB B	2.453%	10/10/42	2,090,000	1,711,520 (a)
WaMu Mortgage Pass-Through Certificates Trust, 2007-HY4 4A1	4.422%	9/25/36	47,582	45,257 (c)
Wells Fargo Commercial Mortgage Trust, 2019-C49 B	4.546%	3/15/52	2,160,000	2,104,850
Wells Fargo Commercial Mortgage Trust, 2022-JS2 A	3.084%	12/15/39	7,480,000	6,715,056 (a)
Wells Fargo Commercial Mortgage Trust, 2024-C63 A5	5.309%	8/15/57	2,000,000	2,044,282

Total Collateralized Mortgage Obligations (Cost — $322,695,781)				297,333,690
U.S. Government & Agency Obligations — 14.0%
U.S. Government Obligations — 14.0%
U.S. Treasury Bonds	4.500%	8/15/39	120,000,000	118,912,500
U.S. Treasury Bonds	4.875%	8/15/45	3,710,000	3,698,696
U.S. Treasury Bonds	3.375%	11/15/48	123,000,000	96,425,273 (f)(g)
U.S. Treasury Notes	4.000%	7/31/32	28,000,000	27,862,735
U.S. Treasury Notes	3.750%	2/28/33	550,000	537,496

Total U.S. Government & Agency Obligations (Cost — $247,955,587)				247,436,700
Asset-Backed Securities — 10.4%
522 Funding CLO Ltd., 2019-5A AR2 (3 mo. Term SOFR + 1.020%)	4.680%	4/15/35	2,750,000	2,750,732 (a)(c)
Abry Liquid Credit CLO Ltd., 2025-2A A1 (3 mo. Term SOFR + 1.310%)	4.995%	1/15/38	2,930,000	2,922,386 (a)(c)
AIMCO CLO Ltd., 2024-22A A (3 mo. Term SOFR + 1.500%)	5.168%	4/19/37	5,145,000	5,158,288 (a)(c)
AMMC CLO Ltd., 2025-32A A1 (3 mo. Term SOFR + 1.360%)	5.028%	10/17/38	5,010,000	5,022,399 (a)(c)
Antares CLO Ltd., 2018-1A A1R (3 mo. Term SOFR + 1.370%)	5.038%	4/20/38	3,110,000	3,113,761 (a)(c)
Apidos CLO Ltd., 2021-35A A (3 mo. Term SOFR + 1.312%)	4.979%	4/20/34	4,300,000	4,304,877 (a)(c)
Apidos Loan Fund Ltd., 2024-1A A1R (3 mo. Term SOFR + 1.250%)	4.918%	10/25/38	5,750,000	5,748,562 (a)(c)
Balboa Bay Loan Funding Ltd., 2025-2A A1 (3 mo. Term SOFR + 1.250%)	4.981%	1/20/39	2,590,000	2,587,695 (a)(c)
Bayfront Iabs Pte Ltd., 7A A (SOFR + 1.280%)	4.960%	4/11/48	3,040,000	3,039,708 (a)(c)
Bayswater Park CLO Ltd., 2023-1A AR (3 mo. Term SOFR + 1.210%)	4.878%	1/20/39	2,980,000	2,980,506 (a)(c)
Bayview Opportunity Master Fund LLC, 2024-EDU1 A (30 Day Average SOFR + 1.450%)	5.112%	6/25/47	4,420,558	4,451,191 (a)(c)
BCRED MML CLO LLC, 2021-1A A (3 mo. Term SOFR + 1.742%)	5.414%	1/15/35	7,360,000	7,363,882 (a)(c)
BlueMountain CLO Ltd., 2020-30A AR2 (3 mo. Term SOFR + 1.150%)	4.822%	4/15/35	3,270,000	3,270,870 (a)(c)
See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2026 Quarterly Report

 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
CarVal CLO Ltd., 2024-3A A1 (3 mo. Term SOFR + 1.390%)	5.058%	10/20/37	$9,890,000	$9,897,655 (a)(c)
Castlelake Aircraft Structured Trust, 2026-1A A	5.073%	3/15/51	3,690,000	3,629,469 (a)
College Ave Student Loans LLC, 2019-A A1 (1 mo. Term SOFR + 1.514%)	5.193%	12/28/48	3,914,453	3,930,279 (a)(c)
College Ave Student Loans LLC, 2021-C C	3.060%	7/26/55	2,065,074	1,937,027 (a)
Credit-Based Asset Servicing and Securitization LLC, 1999-3 A	2.899%	2/3/29	80	76 (a)(c)
Dividend Solar Loans LLC, 2019-1 A	3.670%	8/22/39	3,864,912	3,602,131 (a)
Elmwood CLO Ltd., 2019-1A A1R3 (3 mo. Term SOFR + 1.120%)	4.780%	4/20/37	3,620,000	3,603,707 (a)(c)
Empower CLO Ltd., 2023-2A AR (3 mo. Term SOFR + 1.320%)	4.992%	10/15/38	750,000	751,470 (a)(c)
Empower CLO Ltd., 2024-1A A1 (3 mo. Term SOFR + 1.600%)	5.268%	4/25/37	3,000,000	3,008,926 (a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Pass-Through Certificates FRESR, 2017-SR01 A3	3.089%	11/25/27	212,607	208,638
Fortress Credit BSL Ltd., 2025-1A A (3 mo. Term SOFR + 1.270%)	4.938%	4/20/38	3,250,000	3,249,202 (a)(c)
Galaxy CLO Ltd., 2025-36A A1 (3 mo. Term SOFR + 1.230%)	5.008%	10/15/38	3,640,000	3,640,597 (a)(c)
GoldenTree Loan Management US CLO Ltd., 2024-20A A (3 mo. Term SOFR + 1.450%)	5.118%	7/20/37	2,800,000	2,807,407 (a)(c)
Goodgreen Trust, 2017-2A A	3.260%	10/15/53	483,491	440,355 (a)
Harbor Park CLO Ltd., 2018-1A BR2 (3 mo. Term SOFR + 1.400%)	5.068%	1/20/31	2,610,000	2,614,741 (a)(c)
Jack in the Box Funding LLC, 2022-1A A2I	3.445%	2/26/52	6,651,600	6,462,003 (a)
JGWPT LLC, 2015-1A B	4.250%	9/17/74	841,196	736,771 (a)
Kings Park CLO Ltd., 2021-1A A1R (3 mo. Term SOFR + 1.200%)	4.870%	1/21/39	2,810,000	2,806,516 (a)(c)
Loanpal Solar Loan Ltd., 2020-3GS A	2.470%	12/20/47	6,153,824	5,120,788 (a)
M&T Equipment Notes, 2024-1A A4	4.940%	8/18/31	6,360,000	6,448,618 (a)
Magnetite Ltd., 2020-27A ARR (3 mo. Term SOFR + 1.230%)	4.898%	10/20/38	3,940,000	3,937,061 (a)(c)
Magnetite Ltd., 2021-29A BR (3 mo. Term SOFR + 1.750%)	5.422%	7/15/37	2,970,000	2,975,698 (a)(c)
Man Capital CLO Ltd., 2021-2RA A1R (3 mo. Term SOFR + 1.320%)	4.990%	4/17/39	3,710,000	3,701,585 (a)(c)
Market Street CLO Ltd., 2025-2A A1 (3 mo. Term SOFR + 1.330%)	5.214%	3/20/38	4,080,000	4,087,492 (a)(c)
Mosaic Solar Loan Trust, 2024-1A A	5.500%	9/20/49	2,371,740	2,252,848 (a)
Neuberger Berman Loan Advisers CLO Ltd., 2022-51A AR2 (3 mo. Term SOFR + 1.000%)	4.668%	10/23/36	3,035,000	3,035,380 (a)(c)
Oaktree CLO Ltd., 2024-25A A (3 mo. Term SOFR + 1.550%)	5.218%	4/20/37	4,710,000	4,722,077 (a)(c)
Obra CLO Ltd., 2025-2A A1 (3 mo. Term SOFR + 1.540%)	5.208%	7/20/38	5,370,000	5,385,464 (a)(c)
OHA Loan Funding Ltd., 2013-2A AR2 (3 mo. Term SOFR + 1.220%)	5.349%	10/20/38	480,000	479,955 (a)(c)
Owl Rock CLO Ltd., 2020-3A AR (3 mo. Term SOFR + 1.850%)	5.518%	4/20/36	7,110,000	7,120,934 (a)(c)
Phantom Aviation, 2026-1A A	5.240%	1/15/51	1,822,917	1,791,749 (a)
Point Au Roche Park CLO Ltd., 2021-1A AR (3 mo. Term SOFR + 1.170%)	4.829%	1/20/39	3,520,000	3,508,561 (a)(c)
SLM Private Education Loan Trust, 2010-C A5 (1 mo. Term SOFR + 4.864%)	8.537%	10/15/41	4,727,073	4,962,834 (a)(c)
SMB Private Education Loan Trust, 2020-PTA B	2.500%	9/15/54	10,000,000	8,971,244 (a)
Sotheby’s Artfi Master Trust, 2026-1A A1	4.800%	6/20/33	2,120,000	2,118,956 (a)
Textainer Marine Containers Ltd., 2024-1A A	5.250%	8/20/49	4,295,417	4,281,896 (a)
Thrust Engine Leasing DAC, 2021-1A A	4.163%	7/15/40	1,843,226	1,824,266 (a)

Total Asset-Backed Securities (Cost — $185,727,701)				182,769,233
U.S. Treasury Inflation Protected Securities — 1.4%
U.S. Treasury Notes, Inflation Indexed	1.875%	7/15/34	10,365,500	10,420,397
U.S. Treasury Notes, Inflation Indexed	2.125%	1/15/35	13,398,190	13,628,781

Total U.S. Treasury Inflation Protected Securities (Cost — $23,883,326)				24,049,178
See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2026
 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Sovereign Bonds — 1.1%
Chile — 0.2%
Chile Government International Bond, Senior Notes	2.750%	1/31/27	$1,700,000	$1,677,815
Chile Government International Bond, Senior Notes	2.550%	7/27/33	1,300,000	1,109,420
Total Chile				2,787,235
Mexico — 0.2%

Eagle Funding Luxco Sarl, Senior Notes	5.500%	8/17/30	2,760,000	2,777,940 (a)
Panama — 0.1%

Panama Government International Bond, Senior Notes	2.252%	9/29/32	1,900,000	1,565,030
Peru — 0.3%
Peruvian Government International Bond, Senior Notes	5.500%	3/30/36	5,030,000	5,019,437
Peruvian Government International Bond, Senior Notes	3.300%	3/11/41	1,500,000	1,133,850
Peruvian Government International Bond, Senior Notes	2.780%	12/1/60	10,000	5,298
Total Peru				6,158,585
Poland — 0.2%

Republic of Poland Government International Bond, Senior Notes	5.125%	9/18/34	3,440,000	3,461,722
Uruguay — 0.1%
Uruguay Government International Bond, Senior Notes	7.625%	3/21/36	1,730,000	2,040,795

Total Sovereign Bonds (Cost — $18,909,172)				18,791,307
	Expiration Date	Contracts	Notional Amount
Purchased Options — 0.0%††
Exchange-Traded Purchased Options — 0.0%††
3-Month SOFR Futures, Call @ $96.750 (Cost — $1,166,543)	6/12/26	1,330	$3,325,000	91,438
Total Investments — 102.6% (Cost — $1,886,931,632)				1,809,678,082
Liabilities in Excess of Other Assets — (2.6)%				(45,420,268)
Total Net Assets — 100.0%				$1,764,257,814

††	Represents less than 0.1%.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)	Securities traded on a when-issued or delayed delivery basis.
(c)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	This security is traded on a to-be-announced (“TBA”) basis. At March 31, 2026, the Fund held TBA securities with a total cost of $52,569,201.
(e)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(f)	All or a portion of this security is held at the broker as collateral for open centrally cleared swap contracts.
(g)	All or a portion of this security is held at the broker as collateral for open futures contracts and exchange-traded options.

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2026 Quarterly Report

 Western Asset Core Bond Fund
Abbreviation(s) used in this schedule:
ACES	—	Alternative Credit Enhancement Securities
CAS	—	Connecticut Avenue Securities
CLO	—	Collateralized Loan Obligation
DAC	—	Designated Activity Company
GTD	—	Guaranteed
IBOR	—	Interbank Offered Rate
ICE	—	Intercontinental Exchange
IO	—	Interest Only
JSC	—	Joint Stock Company
LIBOR	—	London Interbank Offered Rate
PAC	—	Planned Amortization Class
REMIC	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
STRIPS	—	Separate Trading of Registered Interest and Principal Securities
USD	—	United States Dollar
At March 31, 2026, the Fund had the following open written options contracts:

Exchange-Traded Written Options
Security	Expiration Date	Strike Price	Contracts	Notional Amount	Value
U.S. Treasury 5-Year Notes Futures, Call	4/24/26	$109.000	327	$327,000	$(58,758)
U.S. Treasury 5-Year Notes Futures, Put	4/24/26	107.000	327	327,000	(45,984)
Total Exchange-Traded Written Options (Premiums received — $148,236)					$(104,742)
At March 31, 2026, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Buy:
3-Month SOFR	814	6/26	$196,399,560	$196,021,375	$(378,185)
U.S. Treasury 2-Year Notes	2,222	6/26	462,632,220	460,943,484	(1,688,736)
U.S. Treasury 5-Year Notes	2,706	6/26	296,308,117	292,734,241	(3,573,876)
U.S. Treasury 10-Year Notes	318	6/26	35,423,848	35,312,908	(110,940)
					(5,751,737)
Contracts to Sell:
U.S. Treasury Ultra 10-Year Notes	10	6/26	1,131,701	1,135,156	(3,455)
Net unrealized depreciation on open futures contracts					$(5,755,192)

Abbreviation(s) used in this table:
SOFR	—	Secured Overnight Financing Rate
At March 31, 2026, the Fund had the following open swap contracts:
CENTRALLY CLEARED INTEREST RATE SWAPS
Notional Amount	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation
$310,750,000	12/15/27	3.320% annually	Daily SOFR Compound annually	$1,706,144	$(25,016)	$1,731,160
See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2026
 Western Asset Core Bond Fund
CENTRALLY CLEARED INTEREST RATE SWAPS (cont’d)
	Notional Amount	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation
	$82,190,000	11/21/30	2.452%*	CPURNSA*	$221,094	$(38,990)	$260,084
	157,177,000	1/31/33	3.520% annually	Daily SOFR Compound annually	1,655,436	343,382	1,312,054
Total	$550,117,000				$3,582,674	$279,376	$3,303,298

OTC CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
Swap Counterparty (Reference Entity)	Notional Amount[2]	Termination Date	Periodic Payments Received by the Fund†	Market Value[3]	Upfront Premiums Paid (Received)	Unrealized Appreciation
Bank of America N.A. (PrimeX.FRM.1), 4.420%, due 7/25/36	$186,628	7/25/36	4.420% monthly	$18,712	$6,979	$11,733(a)(b)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Received by the Fund†	Market Value[3]	Upfront Premiums Paid (Received)	Unrealized Appreciation
Markit CDX.NA.IG.46 Index	$196,519,000	6/20/31	1.000% quarterly	$3,392,100	$3,323,758	$68,342

[1]
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]
The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.
*	One time payment made at termination date.
(a)	Swap contract is valued using significant unobservable inputs (Note 1).
(b)	Swap contract is fair valued in accordance with procedures approved by the Board of Directors (Note 1).
Reference rate(s) and their value(s) as of period end used in this table:
Reference Index	Reference Rate
CPURNSA	3.302%
Daily SOFR Compound	3.680%

Abbreviation(s) used in this table:
CPURNSA	—	U.S. CPI Urban Consumers NSA Index
SOFR	—	Secured Overnight Financing Rate
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2026 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Western Asset Core Bond Fund (the “Fund”) is a separate diversified investment series of Western Asset Funds, Inc. (the “Corporation”). The Corporation, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Western Asset Core Bond Fund 2026 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes	—	$599,638,497	—	$599,638,497
Mortgage-Backed Securities	—	439,568,039	—	439,568,039
Collateralized Mortgage Obligations	—	297,333,690	—	297,333,690
U.S. Government & Agency Obligations	—	247,436,700	—	247,436,700
Asset-Backed Securities	—	182,769,233	—	182,769,233
U.S. Treasury Inflation Protected Securities	—	24,049,178	—	24,049,178
Sovereign Bonds	—	18,791,307	—	18,791,307
Purchased Options	$91,438	—	—	91,438
Total Investments	$91,438	$1,809,586,644	—	$1,809,678,082
Other Financial Instruments:
Centrally Cleared Interest Rate Swaps††	—	$3,303,298	—	$3,303,298
OTC Credit Default Swaps on Credit Indices — Sell Protection	—	—	$18,712	18,712
Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection††	—	68,342	—	68,342
Total Other Financial Instruments	—	$3,371,640	$18,712	$3,390,352
Total	$91,438	$1,812,958,284	$18,712	$1,813,068,434
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Written Options	$104,742	—	—	$104,742
Futures Contracts††	5,755,192	—	—	5,755,192
Total	$5,859,934	—	—	$5,859,934

†	See Schedule of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended March 31, 2026. The following transactions were effected

Western Asset Core Bond Fund 2026 Quarterly Report

in such company for the period ended March 31, 2026.

	Affiliate Value at December 31, 2025	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$5,570,812	$107,059,047	107,059,047	$112,629,859	112,629,859

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2026
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$177,085	—	—

Western Asset Core Bond Fund 2026 Quarterly Report